Loans receivable, net - Loan portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans receivable, gross	$ 19,679	$ 12,550
Installment loans to individuals
Loans receivable, gross	595	421
Real estate backed loan
Loans receivable, gross	5,288	6,419
Securities backed loan
Loans receivable, gross	1,058	3,035
Commercial loans
Loans receivable, gross	$ 12,738	$ 2,675